Related Parties (Details)	Mar. 12, 2025 director
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of independent board members	5
Number of non independent board members	1
Number of employee elected board members	3
Deirdre P. Connelly (Chair), Pernille Erenbjerg (Deputy Chair), Rolf Hoffmann, Elizabeth O’Farrell, Paolo Paoletti and Anders Gersel Pedersen
Disclosure of transactions between related parties [line items]
Re-election to the board of directors, term	1 year
Mijke Zachariasse, Martin Schultz and Michael Kavanagh
Disclosure of transactions between related parties [line items]
Board of directors, term	3 years